Business Combinations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Summary of Consideration and Preliminary Allocation to Assets Acquired and Liabilities Assumed
The following table summarizes the Company's real estate acquisitions, excluding real estate acquired as part of business combinations. Light industrial properties acquired, as presented below, form part of the industrial segment which is classified as held for sale.

($ in thousands)				Purchase Price Allocation (1)
Acquisition Date	Property Type and Location	Number of Buildings	Purchase Price (1)	Land	Building and Improvements	Lease Intangible Assets	Lease Intangible Liabilities
Three Months Ended March 31, 2019
Asset Acquisitions(2)
February	Bulk Industrial—Various in U.S.	6	$373,182	$49,446	$296,348	$27,553	$(165)
Various	Light industrial—Various in U.S.(3)	47	789,486	144,250	612,582	35,519	(2,865)
			$1,162,668	$193,696	$908,930	$63,072	$(3,030)
Year Ended Ended December 31, 2018
Asset Acquisitions
September	Healthcare—United Kingdom(4)	1	$24,444	$10,231	$12,733	$1,480	$—
November	Office and Industrial—France	220	478,844	109,858	330,752	38,234	—
Various	Light industrial—Various in U.S.(3)	40	569,442	111,194	433,040	30,183	(4,975)
			$1,072,730	$231,283	$776,525	$69,897	$(4,975)
__________

(1)	Dollar amounts of purchase price and allocation to assets acquired and liabilities assumed are translated using foreign exchange rates as of the respective dates of acquisition, where applicable.

(2)
Useful life of real estate acquired in 2019 is 37 to 49 years for buildings, 12 to 14 years for site improvements, 4 to 11 years for tenant improvements and 1 to 15 years for lease intangibles (based on remaining lease terms).

(3)	Includes acquisition of land totaling $5.8 million in the three months ended March 31, 2019 and $13.1 million in the year ended December 31, 2018 for co-development with operating partners.
(4)
Net leased senior housing acquired pursuant to a purchase option under the Company's development facility to the healthcare operator at a purchase price equivalent to the outstanding loan balance.

The following table summarizes the Company's real estate acquisitions, excluding real estate acquired as part of business combinations discussed in Note 3. Light industrial properties acquired, as presented below, form part of the industrial segment which is classified as held for sale.

($ in thousands)				Purchase Price Allocation (1)
Acquisition Date	Property Type and Location	Number of Buildings	Purchase Price (1)	Land and Improvements	Building and Improvements	Lease Intangible Assets	Lease Intangible Liabilities
Year Ended December 31, 2018
Asset Acquisitions(2)
September	Healthcare—United Kingdom(3)	1	$24,444	$10,506	$12,458	$1,480	$—
November	Office and Industrial—France	220	478,844	125,949	314,661	38,234	—
Various	Industrial—Various in U.S.(4)	40	569,442	131,334	412,900	30,183	(4,975)
			$1,072,730	$267,789	$740,019	$69,897	$(4,975)
Year Ended December 31, 2017
Asset Acquisitions
January	Industrial—Spain	2	$10,374	$3,855	$5,564	$955	$—
June	Office—Los Angeles, CA (5)	1	455,699	93,577	314,590	50,518	(2,986)
Various	Industrial—Various in U.S.	55	636,690	137,005	472,747	31,512	(4,574)
			$1,102,763	$234,437	$792,901	$82,985	$(7,560)

($ in thousands)				Purchase Price Allocation (1)
Acquisition Date	Property Type and Location	Number of Buildings	Purchase Price (1)	Land and Improvements	Building and Improvements	Lease Intangible Assets	Lease Intangible Liabilities
Year Ended December 31, 2016
Business Combinations (6)
January	Industrial—Spain	23	$94,403	$33,265	$56,585	$5,318	$(765)
April	Industrial—Massachusetts, U.S.	1	34,900	5,235	27,731	1,934	—
May	Office—France	1	18,203	14,150	3,815	388	(150)
Various	Industrial—Various in U.S.	18	201,635	36,974	151,689	16,063	(3,091)
Asset Acquisitions
Various	Industrial—Various in U.S.	12	113,200	20,749	84,724	8,398	(671)
			$462,341	$110,373	$324,544	$32,101	$(4,677)
__________

(1)	Dollar amounts of purchase price and allocation to assets acquired and liabilities assumed are translated using foreign exchange rates as of the respective dates of acquisition, where applicable.

(2)
Useful life of real estate acquired in 2018 is 5 to 51 years for buildings, 6 to 14 years for site improvements and 4 months (based on remaining lease terms) to 10 years for both tenant improvements and lease intangibles.

(3)	Net leased senior housing acquired pursuant to a purchase option under the Company's development facility to the healthcare operator at a purchase price equivalent to the outstanding loan balance.

(4)	Includes acquisition of $13.1 million of land for co-development with operating partners.
(5)
In September 2017, 90% of equity in the property holding entity was syndicated to third party investors. The new equity partners were granted certain participation rights in the business, resulting in a deconsolidation of the investment. The interest retained by the Company is reflected as an equity method investment.

Colony NorthStar
Business Acquisition [Line Items]
Schedule of Fair Value of Merger Consideration
Fair value of the merger consideration was determined as follows:

(In thousands, except price per share)	NSAM	NRF	Total
Outstanding shares of common stock prior to closing of the Merger	190,202	183,147
Replacement equity-based awards attributable to pre-combination services(i)	300	150
	190,502	183,297
Exchange ratio(ii)	1.4663	1.3335
Implied shares of Colony common stock issued in consideration	129,920	137,456	267,376
Price per share of Colony class A common stock	$21.52	$21.52	$21.52
Fair value of implied shares of Colony common stock issued in consideration	$2,795,890	$2,958,039	$5,753,929
Fair value of the Company's preferred stock issued(iii)	—	1,010,320	1,010,320
Fair value of NRF stock owned by NSAM (iv)	(43,795)	—	(43,795)
Total merger consideration	$2,752,095	$3,968,359	$6,720,454
__________

(i)	Represents the portion of non-employee restricted stock unit awards that did not vest upon consummation of the Merger and pertains to services rendered prior to the Merger.

(ii)
Represents (a) the pre-determined exchange ratio of one share of Colony common stock for 1.4663 shares of the Company's common stock; and (b) the derived exchange ratio of one share of Colony common stock for 1.3335 shares of NRF common stock based on the pre-determined exchange ratio of one NRF share of common stock for 1.0996 shares of the Company's common stock.

(iii)
Fair value of the Company's preferred stock issued was measured based on the shares of NRF preferred stock outstanding at the Closing Date and the closing traded price of the respective series of NRF preferred stock on the Closing Date, including accrued dividends, as follows:

(In thousands, except price per share)	Number of Shares Outstanding	Price Per Share	Fair Value
NRF preferred stock
Series A 8.75%	2,467	$25.61	$63,182
Series B 8.25%	13,999	25.15	352,004
Series C 8.875%	5,000	25.80	128,995
Series D 8.50%	8,000	25.82	206,597
Series E 8.75%	10,000	25.95	259,542
Fair value of the Company's preferred stock issued	39,466		$1,010,320
(iv)
Represents 2.7 million shares of NRF common stock owned by NSAM prior to the Merger and canceled upon consummation of the Merger, valued at the closing price of NRF common stock of $16.13 on the Closing Date.

Schedule of Fair Values and Allocation of the Merger
The following table presents the final allocation of the merger consideration to assets acquired, liabilities assumed and noncontrolling interests of NSAM and NRF based on their respective fair values as of the Closing Date. The resulting goodwill represents the value expected from the economies of scale and synergies created through combining the operations of the merged entities, and is assigned to the investment management segment.

	Final Amounts at December 31, 2017
(In thousands)	NSAM	NRF	Total
Assets
Cash and cash equivalents	$152,858	$107,751	$260,609
Restricted cash	18,052	158,762	176,814
Real estate	—	9,874,406	9,874,406
Loans receivable	28,485	331,056	359,541
Investments in unconsolidated ventures	76,671	544,111	620,782
Securities	3,065	427,560	430,625
Identifiable intangible assets	661,556	352,551	1,014,107
Management agreement between NSAM and NRF	1,514,085	—	1,514,085
Assets held for sale	—	2,096,671	2,096,671
Other assets	93,455	681,003	774,458
Total assets	2,548,227	14,573,871	17,122,098
Liabilities
Debt	—	6,723,222	6,723,222
Intangible liabilities	—	213,218	213,218
Management agreement between NSAM and NRF	—	1,514,085	1,514,085
Liabilities related to assets held for sale	—	1,281,406	1,281,406
Tax liabilities	169,387	60,446	229,833
Accrued and other liabilities	979,969	307,450	1,287,419
Total liabilities	1,149,356	10,099,827	11,249,183
Redeemable noncontrolling interests	78,843	—	78,843
Noncontrolling interests—investment entities	—	505,685	505,685
Noncontrolling interests—Operating Company	8,162	—	8,162
Fair value of net assets acquired	$1,311,866	$3,968,359	$5,280,225

Merger consideration	2,752,095	3,968,359	6,720,454
Goodwill	$1,440,229	$—	$1,440,229

CPI
Business Acquisition [Line Items]
Summary of Consideration and Preliminary Allocation to Assets Acquired and Liabilities Assumed
The following table summarizes the consideration and allocation to assets acquired and liabilities assumed.

(In thousands)	Final Amounts at December 31, 2017
Consideration
Carrying value of loans receivable outstanding at the time of restructuring	$182,644
Cash	49,537
Total consideration	$232,181
Identifiable assets acquired and liabilities assumed
Cash	$303
Restricted cash	12,600
Real estate	543,649
Real estate held for sale	21,605
Lease intangibles and other assets	27,685
Debt	(277,590)
Tax liabilities	(32,078)
Lease intangibles and other liabilities	(61,205)
Liabilities related to assets held for sale	(2,788)
Fair value of net assets acquired	$232,181

THL Hotel Portfolio
Business Acquisition [Line Items]
Summary of Consideration and Preliminary Allocation to Assets Acquired and Liabilities Assumed
The following table summarizes the consideration and the final allocation to assets acquired and liabilities assumed. The estimated fair values and allocation were subject to retrospective adjustments during the measurement period, not to exceed twelve months, based upon new information obtained about facts and circumstances that existed as of the date of acquisition. During the six months ended June 30, 2018, adjustments were made to the allocation of values among real estate held for sale, real estate held for investment, intangible assets and intangible liabilities. Included in the consolidated statement of operations for the six months ended June 30, 2018 was a $1.8 million decrease to depreciation expense and an immaterial increase to ground lease expense to reflect the effects of the measurement period adjustments as of the acquisition date on July 1, 2017.

(In thousands)	Final Amounts at June 30, 2018
Consideration
Carrying value of the Company's junior mezzanine loan receivable at the time of foreclosure	$310,932
Cash	43,643
Contingent consideration (Note 14)	6,771
Total consideration	$361,346
Identifiable assets acquired and liabilities assumed
Cash	$16,188
Restricted cash	18,479
Real estate	1,184,447
Real estate held for sale	69,676
Intangible and other assets	26,711
Debt	(907,867)
Intangible and other liabilities	(46,288)
Fair value of net assets acquired	$361,346